Shareholder Fees - Global Infrastructure Fund	Dec. 31, 2025
A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
F
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[3]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[3]
I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Z
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

[1]	There is a contingent deferred sales charge (“CDSC”) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase.
[2]	For Class C shares, the maximum deferred sales charge does not apply after one year.
[3]	Class F shares are currently not available for purchase.